Variable Interest Entity - Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets (Details) - Variable Income Interest Rate [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	$ 627,851	$ 3,787,678
Short term Investment	5,029,644
Receivable from the VIEs
Intercompany Receivable
Total current assets	6,783,004	5,501,962
Investments in subsidiaries and the VIEs
TOTAL ASSETS	7,461,096	5,952,616
Payable to the VIEs
Intercompany Payable
TOTAL LIABILITIES	2,073,806	1,957,761
Total shareholders’ equity	5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,461,096	5,952,616
The parent company Park Ha Cayman [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	139,306	2,056,270
Short term Investment	3,805,278
Receivable from the VIEs
Intercompany Receivable
Total current assets	3,944,584	2,349,603
Investments in subsidiaries and the VIEs	3,483,557	3,716,103
TOTAL ASSETS	7,428,141	6,065,706
Payable to the VIEs
Intercompany Payable	2,010,851	2,010,851
TOTAL LIABILITIES	2,040,851	2,070,851
Total shareholders’ equity	5,387,290	3,994,855
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,428,141	6,065,706
The WFOE Park Ha Investment [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	276	1,403,036
Short term Investment	1,224,366
Receivable from the VIEs
Intercompany Receivable
Total current assets	1,224,642	1,403,036
Investments in subsidiaries and the VIEs	207,842
TOTAL ASSETS	1,432,484	1,403,036
Payable to the VIEs
Intercompany Payable
TOTAL LIABILITIES	170	163
Total shareholders’ equity	1,432,314	1,402,873
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,432,484	1,403,036
The primary beneficiary of the VIEs Park Ha Jiangsu [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	21,784	100,677
Short term Investment
Receivable from the VIEs	37,576	30,820
Intercompany Receivable	518,097	486,374
Total current assets	717,304	746,951
Investments in subsidiaries and the VIEs
TOTAL ASSETS	920,295	966,094
Payable to the VIEs	2,150	2,062
Intercompany Payable	977,402	918,329
TOTAL LIABILITIES	1,249,415	1,197,986
Total shareholders’ equity	(329,120)	(231,892)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	920,295	966,094
VIEs [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	37,222	97,472
Short term Investment
Receivable from the VIEs
Intercompany Receivable	95,891	2,062
Total current assets	213,431	105,721
Investments in subsidiaries and the VIEs
TOTAL ASSETS	437,757	241,309
Payable to the VIEs
Intercompany Payable	167,185	76,226
TOTAL LIABILITIES	249,855	147,908
Total shareholders’ equity	187,903	93,401
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	437,757	241,309
Other Entities [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents	429,263	130,223
Short term Investment
Receivable from the VIEs	92,991	44,002
Intercompany Receivable	2,907,573	2,653,362
Total current assets	4,335,171	4,113,271
Investments in subsidiaries and the VIEs	304,659
TOTAL ASSETS	4,890,605	4,494,433
Payable to the VIEs	57,124	(1,405)
Intercompany Payable	324,969	180,969
TOTAL LIABILITIES	2,073,196	1,727,886
Total shareholders’ equity	2,817,408	2,766,547
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,890,605	4,494,433
Eliminations [Member]
Schedule of Selected Unaudited Interim Condensed Consolidated Balance Sheets [Line Items]
Cash and cash equivalents
Short term Investment
Receivable from the VIEs	(130,567)	(74,822)
Intercompany Receivable	(3,521,561)	(3,141,798)
Total current assets	(3,652,128)	(3,216,620)
Investments in subsidiaries and the VIEs	(3,996,058)	(3,716,103)
TOTAL ASSETS	(7,648,186)	(7,217,962)
Payable to the VIEs	(59,274)	(657)
Intercompany Payable	(3,480,407)	(3,186,375)
TOTAL LIABILITIES	(3,539,681)	(3,187,033)
Total shareholders’ equity	(4,108,505)	(4,030,929)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ (7,648,186)	$ (7,217,962)